Investments in joint ventures and associates - Disclosure of material interest in joint ventures and associates (Details) - lease	12 Months Ended
	Mar. 31, 2023	Feb. 25, 2022
BritNed Development Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Nemo Link Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Emerald Energy Venture LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%
Community Offshore Wind LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	27.27%
Community Offshore Wind LLC | Joint ventures
Disclosure of joint ventures [line items]
Number of leases won		6